Concentrations (Details) - Revenue Benchmark [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Customer Concentration [Member]
Concentrations [Line Items]
Concentration risk percentage			100.00%	100.00%
Customer Concentration Risk [Member] | One Licensee [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%
Vendor Concentraion Risk [Member] | Vendor [Member]
Concentrations [Line Items]
Concentration risk percentage			100.00%	100.00%
Vendor Concentraion Risk [Member] | Two Licensor [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%	100.00%